UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                   811-21822

                      (Investment Company Act File Number)


                         Federated Managed Pool Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


              Date of Reporting Period:  Six months ended 6/30/07







ITEM 1.     REPORTS TO STOCKHOLDERS

FEDERATED CORPORATE BOND STRATEGY PORTFOLIO

A PORTFOLIO OF FEDERATED MANAGED POOL SERIES
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2007

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE





NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                            SIX MONTHS         PERIOD ENDED
                                                                 ENDED
                                                           (unaudited)
                                                             6/30/2007           12/31/2006 1
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.33               $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.31                 0.33
Net realized and unrealized gain (loss) on investments           (0.22 )               0.34
  TOTAL FROM INVESTMENT OPERATIONS                                0.09                 0.67
LESS DISTRIBUTIONS:
Distributions from net investment income                         (0.31 )              (0.33 )
Distributions from net realized gain on investments                  -                (0.01 )
  TOTAL DISTRIBUTIONS                                            (0.31 )              (0.34 )
NET ASSET VALUE, END OF PERIOD                                  $10.11               $10.33
TOTAL RETURN2                                                     0.88 %               6.78 %
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                      0.00 %3              0.00 %3
Net investment income                                             6.12 %3              6.07 %3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $5,353               $5,165
Portfolio turnover                                                  13 %                 20 %

1 Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3 Computed on an annualized basis.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                             1/1/2007         6/30/2007
ACTUAL                                                         $1,000         $1,008.80              $0.00
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.79              $0.00

1 Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2007, the Fund's portfolio composition1 was as follows:

 SECURITY TYPE                             PERCENTAGE OF
                                        TOTAL NET ASSETS
 Corporate Debt Securities                         100.8 %
 Cash Equivalents2                                   1.0 %
 Other Assets and Liabilities-Net3                  (1.8 )%
   TOTAL                                           100.0 %

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2007 (unaudited)

    PRINCIPAL                                                                                                  VALUE
    AMOUNT
    OR SHARES
                  CORPORATE BONDS-100.8%
                  BASIC INDUSTRY - CHEMICALS-1.3%
  $    75,000     Praxair, Inc., 3.95%, 6/1/2013                                                         $    68,849
                  BASIC INDUSTRY - METALS & MINING-5.9%
       95,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                          90,548
       75,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                   71,729
       75,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                      70,689
       30,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                   26,752
       55,000     Noranda, Inc., 6.00%, 10/15/2015                                                            55,361
                    TOTAL                                                                                    315,079
                  CAPITAL GOODS - AEROSPACE & DEFENSE-4.1%
       75,000     Boeing Co., 6.125%, 2/15/2033                                                               77,128
       75,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                74,067
       75,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                            70,846
                    TOTAL                                                                                    222,041
                  CAPITAL GOODS - BUILDING MATERIALS-1.3%
       75,000     CRH America, Inc., 5.30%, 10/15/2013                                                        71,785
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING-3.1%
       75,000     Emerson Electric Co., 4.50%, 5/1/2013                                                       70,941
       20,000   1 ,2Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                  18,869
       75,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                 77,528
                    TOTAL                                                                                    167,338
                  CAPITAL GOODS - ENVIRONMENTAL-2.9%
       75,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                             77,476
       75,000     Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029                                79,267
                    TOTAL                                                                                    156,743
                  COMMUNICATIONS - MEDIA & CABLE-3.3%
       75,000     Comcast Corp., 7.05%, 3/15/2033                                                             77,940
       75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                   72,668
       25,000   1 ,2Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                                24,329
                    TOTAL                                                                                    174,937
                  COMMUNICATIONS - MEDIA NONCABLE-3.1%
       75,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                        78,778
       75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                      86,735
                    TOTAL                                                                                    165,513
                  COMMUNICATIONS - TELECOM WIRELESS-4.6%
       75,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                               94,475
       75,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                          73,905
       50,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                   56,379
        5,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                         4,950
       20,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                 19,178
                    TOTAL                                                                                    248,887
                  COMMUNICATIONS - TELECOM WIRELINES-3.4%
       35,000     Embarq Corp., 6.738%, 6/1/2013                                                              35,711
       40,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                         41,671
       30,000     Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                                   29,970
       75,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                73,913
                    TOTAL                                                                                    181,265
                  CONSUMER CYCLICAL - AUTOMOTIVE-3.2%
       75,000     DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031            94,982
       75,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                          74,229
                    TOTAL                                                                                    169,211
                  CONSUMER CYCLICAL - ENTERTAINMENT-2.8%
       75,000     Carnival Corp., 3.75%, 11/15/2007                                                           74,527
       75,000     Time Warner, Inc., 5.50%, 11/15/2011                                                        74,269
                    TOTAL
                  CONSUMER CYCLICAL - RETAILERS-1.4%
       15,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                       14,497
       10,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018                                   9,673
       50,000     Target Corp., Note, 5.875%, 7/15/2016                                                       49,823
                    TOTAL                                                                                     73,993
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE-4.2%
       75,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                   73,227
       75,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                 73,225
       75,000   1 ,2SABMiller PLC, Note, 6.50%, 7/1/2016                                                      77,281
                    TOTAL
                  CONSUMER NON-CYCLICAL HEALTH CARE-4.1%
       75,000     Anthem, Inc., 6.80%, 8/1/2012                                                               78,374
       75,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                          72,615
       75,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                    68,272
                    TOTAL                                                                                    219,261
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS-3.7%
       50,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                     47,949
       75,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                     70,389
       75,000     Wyeth, 6.45%, 2/1/2024                                                                      77,323
                    TOTAL                                                                                    195,661
                  ENERGY - INDEPENDENT-1.5%
       75,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                         82,410
                  ENERGY - OIL FIELD SERVICES-0.4%
       20,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                   19,404
                  FINANCIAL INSTITUTION - BANKING-9.7%
       30,000     Capital One Capital IV, 6.745%, 2/17/2037                                                   27,697
       75,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                         76,222
       75,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                             78,795
      100,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                     96,998
       75,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                        89,971
       75,000     Popular North America, Inc., 5.65%, 4/15/2009                                               74,881
       75,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                          73,231
                    TOTAL                                                                                    517,795
                  FINANCIAL INSTITUTION - BROKERAGE-5.9%
       75,000   1 ,2FMR Corp., 4.75%, 3/1/2013                                                                71,960
       75,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                72,363
       75,000     Invesco PLC, Note, 4.50%, 12/15/2009                                                        73,042
       50,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                                       50,388
       50,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                                       50,522
                    TOTAL                                                                                    318,275
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE-1.2%
       20,000   1 ,2Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                     19,717
       45,000     Residential Capital Corp., 6.00%, 2/22/2011                                                 43,578
                    TOTAL                                                                                     63,295
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH-1.4%
       75,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                       75,503
                  FINANCIAL INSTITUTION - INSURANCE - LIFE-1.7%
       75,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                       91,119
                  FINANCIAL INSTITUTION - INSURANCE - P&C-3.3%
        9,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                           8,755
       20,000     CNA Financial Corp., 6.50%, 8/15/2016                                                       20,198
       75,000   1 ,2Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                72,738
       75,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                72,997
                    TOTAL                                                                                    174,688
                  FINANCIAL INSTITUTION - REITS-4.4%
       75,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                    74,213
       10,000   1 ,2Equity One, Inc., Bond, 6.00%, 9/15/2017                                                   9,800
       75,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                         74,452
       75,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                77,325
                    TOTAL                                                                                    235,790
                  SOVEREIGN-1.1%
       56,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                        59,814
                  TECHNOLOGY-3.9%
       75,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                 79,388
       75,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                  78,204
       50,000     Intuit, Inc., Sr. Note, 5.40%, 3/15/2012                                                    49,254
                    TOTAL                                                                                    206,846
                  TRANSPORTATION - AIRLINES-1.4%
       75,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                              77,508
                  TRANSPORTATION - RAILROADS-1.3%
       75,000     Union Pacific Corp., 4.875%, 1/15/2015                                                      70,137
                  TRANSPORTATION - SERVICES-1.4%
       75,000     Ryder System, Inc., 5.95%, 5/2/2011                                                         75,230
                  UTILITY - ELECTRIC-7.2%
       75,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                              71,182
       75,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                              76,037
       75,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                        76,979
       75,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                     81,068
       75,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                         80,183
                    TOTAL                                                                                    385,449
                  UTILITY - NATURAL GAS DISTRIBUTOR-1.3%
       75,000     Atmos Energy Corp., 4.95%, 10/15/2014                                                       70,108
                  UTILITY - NATURAL GAS PIPELINES-1.3%
       75,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                        67,038
                    TOTAL CORPORATE BONDS                                                                  5,393,501
                    (IDENTIFIED COST $5,370,911)
                  MUTUAL FUND-1.0%
       55,417 3,4 Prime Value Obligations Fund, Institutional Shares, 5.26% (AT NET ASSET VALUE)              55,417
                    TOTAL INVESTMENTS-101.8%                                                               5,448,918
                    (IDENTIFIED COST $5,426,328)5
                    OTHER ASSETS AND LIABILITIES - NET-(1.8)%                                               (96,012)
                    TOTAL NET ASSETS-100%                                                                $ 5,352,906

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $294,694, which represented 5.5% of total net assets.
2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $294,694, which represented 5.5% of total net assets.
3 Affiliated company.
4 7-Day net yield.
5 Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.
The following acronym is used throughout this portfolio:
 REITs -Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2007 (unaudited)

ASSETS:
Total investments in securities, at value, including $55,417 of investments in an affiliated                             $ 5,448,918
issuer (Note 5) (identified cost $5,426,328)
Interest receivable                                                                                                           88,664
  TOTAL ASSETS                                                                                                             5,537,582
LIABILITIES :
Payable for investments purchased                                                                     $ 30,000
Income distribution payable                                                                             27,334
Payable for administrative personnel and services fee (Note 5)                                          41,800
Payable for auditing fees                                                                               19,413
Payable for portfolio accounting fees                                                                   21,350
Payable for share registration costs                                                                    41,222
Accrued expenses                                                                                         3,557
  TOTAL LIABILITIES                                                                                                          184,676
Net assets for 529,718 shares outstanding                                                                                $ 5,352,906
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                          $ 5,310,540
Net unrealized appreciation of investments                                                                                    22,590
Accumulated net realized gain on investments                                                                                  19,559
Undistributed net investment income                                                                                              217
  TOTAL NET ASSETS                                                                                                       $ 5,352,906
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$5,352,906 {divide} 529,718 shares outstanding, no par value, unlimited shares authorized                                     $10.11


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (unaudited)

INVESTMENT INCOME:
Interest                                                                                                 $  160,247
Dividends (received from an affiliated issuer) (Note 5)                                                       2,125
  TOTAL INCOME                                                                                              162,372
EXPENSES:
Administrative personnel and services fee (Note 5)                                  $   74,384
Custodian fees                                                                           1,083
Transfer and dividend disbursing agent fees and expenses                                 6,834
Auditing fees                                                                           10,414
Legal fees                                                                               2,281
Portfolio accounting fees                                                               22,224
Share registration costs                                                                 7,601
Printing and postage                                                                     3,843
Insurance premiums                                                                       3,024
  TOTAL EXPENSES                                                                       131,688
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee            $  (12,370 )
Reimbursement of other operating expenses                        (119,318 )
  TOTAL WAIVER AND REIMBURSEMENT                                                      (131,688 )
Net expenses                                                                                                      -
Net investment income                                                                                       162,372
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                             18,624
Net change in unrealized appreciation of investments                                                       (141,182 )
Net realized and unrealized loss on investments                                                            (122,558 )
Change in net assets resulting from operations                                                           $   39,814


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                             SIX MONTHS                          1
                                                                                                  ENDED             PERIOD ENDED
                                                                                            (unaudited)               12/31/2006
                                                                                              6/30/2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                     $     162,372           $      165,542
Net realized gain on investments                                                                 18,624                    6,765
Net change in unrealized appreciation/depreciation of investments                              (141,182 )                163,772
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                 39,814                  336,079
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                       (162,318 )               (165,379 )
Distributions from net realized gain on investments                                                   -                   (5,830 )
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                            (162,318 )               (171,209 )
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                    310,365                5,000,000
Net asset value of shares issued to shareholders in payment of distributions                          -                      175
declared
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                        310,365                5,000,175
Change in net assets                                                                            187,861                5,165,045
NET ASSETS:
Beginning of period                                                                           5,165,045                        -
End of period (including undistributed net investment income of $217 and $163,            $   5,352,906           $    5,165,045
respectively)

1 Reflects operations for the period from December 2, 2005 (date of initial capital contribution) to December 31, 2006.
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2007 (unaudited)

1. ORGANIZATION
Federated Managed Pool Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   . for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   . for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   . for investments in other open-end registered investment companies, based on net asset value (NAV);
   . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   . prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
   . for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                                                       SIX MONTHS     PERIOD ENDED
                                                                            ENDED      12/31/20061
                                                                        6/30/2007
Shares sold                                                                29,700          500,000
Shares issued to shareholders in payment of distributions declared              -               18
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS                             29,700          500,018


1 Reflects operations for the period from December 2, 2005 (date of initial capital contribution) to December 31, 2006.
4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $5,426,328. The net unrealized appreciation of investments for federal tax purposes was $22,590. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,762 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,172.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides the Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2007, the Adviser reimbursed $119,318 of other operating expenses.

ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY NET ASSETS
                        OF THE FEDERATED FUNDS
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 2.34% of average daily net assets of the Fund. FAS waived $12,370 of its fee. For the six months ended June 30, 2007, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2007 are as follows:

AFFILIATE                                    BALANCE OF SHARES HELD PURCHASES/     SALES/   BALANCE OF SHARES HELD   VALUE  DIVIDEND
                                                         12/31/2006  ADDITIONS REDUCTIONS                6/30/2007            INCOME
Prime Value Obligations Fund,                                     -    814,311    758,894                   55,417 $55,417    $2,125
Institutional Shares

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

 Purchases       $ 1,006,502
 Sales           $   689,242

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED CORPORATE BOND STRATEGY PORTFOLIO (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P100

35282 (8/07)












ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS













SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED POOL SERIES

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007